Eaton Vance
Tax-Managed Small-Cap Fund
July 31, 2024 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2024, the value of the Fund’s investment in the Portfolio was $134,163,256 and the Fund owned 64.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	39,467	$ 2,613,110
Woodward, Inc.	19,137	2,985,181
		$ 5,598,291
Automobile Components — 3.6%
Dorman Products, Inc.(1)	63,451	$ 6,432,028
Visteon Corp.(1)	9,059	1,046,677
		$ 7,478,705
Banks — 9.0%
Commerce Bancshares, Inc.	91,241	$ 5,904,205
Community Financial System, Inc.	50,077	3,088,750
First Financial Bankshares, Inc.	102,391	3,937,958
SouthState Corp.	41,657	4,122,793
Stock Yards Bancorp, Inc.	25,477	1,585,179
		$ 18,638,885
Building Products — 6.7%
AAON, Inc.	28,906	$ 2,559,048
AZEK Co., Inc.(1)	73,676	3,307,316
CSW Industrials, Inc.	14,672	4,759,890
Hayward Holdings, Inc.(1)	114,616	1,695,171
Janus International Group, Inc.(1)	108,806	1,568,982
		$ 13,890,407
Capital Markets — 3.6%
Cohen & Steers, Inc.	41,898	$ 3,595,686
Stifel Financial Corp.	42,446	3,763,687
		$ 7,359,373
Chemicals — 2.5%
Balchem Corp.	9,696	$ 1,720,652
Quaker Chemical Corp.	19,016	3,452,735
		$ 5,173,387
Commercial Services & Supplies — 1.0%
Rentokil Initial PLC ADR	67,736	$ 2,099,816
		$ 2,099,816
Consumer Staples Distribution & Retail — 2.7%
Casey's General Stores, Inc.	3,544	$ 1,374,505
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Chefs' Warehouse, Inc.(1)	20,462	$ 851,015
Performance Food Group Co.(1)	49,782	3,434,958
		$ 5,660,478
Containers & Packaging — 2.8%
AptarGroup, Inc.	39,385	$ 5,788,807
		$ 5,788,807
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(1)	9,628	$ 1,157,767
		$ 1,157,767
Diversified REITs — 2.7%
Essential Properties Realty Trust, Inc.	188,449	$ 5,576,206
		$ 5,576,206
Electric Utilities — 2.1%
IDACORP, Inc.	43,851	$ 4,286,435
		$ 4,286,435
Electronic Equipment, Instruments & Components — 1.1%
Badger Meter, Inc.	10,563	$ 2,177,668
		$ 2,177,668
Financial Services — 1.2%
Euronet Worldwide, Inc.(1)	23,645	$ 2,411,554
		$ 2,411,554
Food Products — 1.4%
J & J Snack Foods Corp.	12,167	$ 2,052,573
Lancaster Colony Corp.	4,891	944,256
		$ 2,996,829
Ground Transportation — 1.5%
Landstar System, Inc.	16,760	$ 3,188,590
		$ 3,188,590
Health Care Equipment & Supplies — 2.0%
Integer Holdings Corp.(1)	21,337	$ 2,533,982
Neogen Corp.(1)	93,127	1,585,953
		$ 4,119,935
Health Care Providers & Services — 8.4%
Addus HomeCare Corp.(1)	25,540	$ 3,099,534
Chemed Corp.	9,929	5,661,119

Tax-Managed Small-Cap Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(1)	118,596	$ 3,521,115
U.S. Physical Therapy, Inc.	52,495	5,118,263
		$ 17,400,031
Hotels, Restaurants & Leisure — 6.0%
Aramark	145,438	$ 4,984,160
Choice Hotels International, Inc.	15,450	1,969,102
Texas Roadhouse, Inc.	5,337	931,894
Wyndham Hotels & Resorts, Inc.	59,071	4,472,856
		$ 12,358,012
Industrial REITs — 3.4%
EastGroup Properties, Inc.	20,655	$ 3,862,279
Terreno Realty Corp.	46,642	3,190,779
		$ 7,053,058
Insurance — 7.0%
AMERISAFE, Inc.	29,275	$ 1,389,977
First American Financial Corp.	28,443	1,723,077
RLI Corp.	24,842	3,740,957
Selective Insurance Group, Inc.	39,683	3,584,168
White Mountains Insurance Group Ltd.	2,266	4,047,076
		$ 14,485,255
Machinery — 5.6%
Albany International Corp., Class A	36,888	$ 3,451,979
Atmus Filtration Technologies, Inc.(1)	67,565	2,083,705
ESCO Technologies, Inc.	9,187	1,129,633
Franklin Electric Co., Inc.	17,335	1,848,258
Middleby Corp.(1)	23,145	3,137,999
		$ 11,651,574
Media — 0.4%
John Wiley & Sons, Inc., Class A	17,437	$ 832,617
		$ 832,617
Professional Services — 2.3%
CBIZ, Inc.(1)	67,713	$ 4,699,282
		$ 4,699,282
Retail REITs — 1.5%
NETSTREIT Corp.	185,563	$ 3,056,223
		$ 3,056,223
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.8%
Allegro MicroSystems, Inc.(1)	67,319	$ 1,618,349
Axcelis Technologies, Inc.(1)	15,508	1,959,436
Diodes, Inc.(1)	27,946	2,185,377
		$ 5,763,162
Software — 4.8%
Altair Engineering, Inc., Class A(1)	13,018	$ 1,150,271
CCC Intelligent Solutions Holdings, Inc.(1)	249,803	2,562,979
Clearwater Analytics Holdings, Inc., Class A(1)	98,013	1,916,154
Progress Software Corp.	40,656	2,374,310
SPS Commerce, Inc.(1)	9,063	1,952,351
		$ 9,956,065
Specialized REITs — 1.3%
CubeSmart	54,320	$ 2,584,546
		$ 2,584,546
Specialty Retail — 3.6%
Burlington Stores, Inc.(1)	2,697	$ 702,083
Group 1 Automotive, Inc.	2,458	898,940
Valvoline, Inc.(1)	125,425	5,832,262
		$ 7,433,285
Textiles, Apparel & Luxury Goods — 0.7%
Steven Madden Ltd.	31,089	$ 1,409,575
		$ 1,409,575
Trading Companies & Distributors — 3.1%
Core & Main, Inc., Class A(1)	91,317	$ 4,882,720
Herc Holdings, Inc.	9,754	1,520,063
		$ 6,402,783
Total Common Stocks (identified cost $147,454,968)		$202,688,601

Tax-Managed Small-Cap Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(2)	4,854,030	$ 4,854,030
Total Short-Term Investments (identified cost $4,854,030)		$ 4,854,030
Total Investments — 100.4% (identified cost $152,308,998)		$207,542,631
Other Assets, Less Liabilities — (0.4)%		$ (895,375)
Net Assets — 100.0%		$206,647,256
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Portfolio did not have any open derivative instruments at July 31, 2024.
Affiliated Investments
At July 31, 2024, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $4,854,030, which represents 2.3% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,508,206	$28,504,904	$(25,159,080)	$ —	$ —	$4,854,030	$94,955	4,854,030
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$202,688,601*	$ —	$ —	$202,688,601
Short-Term Investments	4,854,030	—	—	4,854,030
Total Investments	$207,542,631	$ —	$ —	$207,542,631
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Tax-Managed Small-Cap Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.